Investments Accounted for Using the Equity Method - Schedule of Changes in Investments Accounted for with Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 16,912,454	$ 18,738,198
Additions		1,943,100
Share of Profit (Loss)	3,281,453	(2,696,904)
Dividends Declared	(1,884,140)	(743,734)
Foreign Currency Translation	239,766	(327,040)
Other Comprehensive Income		(1,490)
Other Increase (Decrease)	(5,722,641)	324
Investments accounted for using Equity Method, Ending balance	$ 12,826,892	$ 16,912,454
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	0.00%	51.00%
Investments accounted for using Equity Method, Beginning balance	$ 4,205,233	$ 6,441,166
Additions		1,943,100
Share of Profit (Loss)	1,734,508	(4,179,034)
Other Increase (Decrease)	$ (5,939,741)	1
Investments accounted for using Equity Method, Ending balance		$ 4,205,233
Transmisora Electrica De Quillota Ltda. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 8,818,759	$ 8,222,763
Share of Profit (Loss)	654,952	595,996
Investments accounted for using Equity Method, Ending balance	$ 9,473,711	$ 8,818,759
GNL Chile S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 3,783,316	$ 3,982,934
Share of Profit (Loss)	805,972	841,957
Dividends Declared	(1,884,140)	(743,734)
Foreign Currency Translation	347,835	(297,841)
Investments accounted for using Equity Method, Ending balance	$ 3,052,983	$ 3,783,316
Enel Argentina (formerly named Endesa Argentina S.A.) [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership Interest %	0.08%	0.12%
Investments accounted for using Equity Method, Beginning balance	$ 105,146	$ 91,335
Share of Profit (Loss)	86,021	44,177
Foreign Currency Translation	(108,069)	(29,199)
Other Comprehensive Income		(1,490)
Other Increase (Decrease)	217,100	323
Investments accounted for using Equity Method, Ending balance	$ 300,198	$ 105,146